Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	VDI
Entity Registrant Name	VANTAGE DRILLING INTERNATIONAL
Entity Central Index Key	0001465872
Entity Filer Category	Non-accelerated Filer